CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total net revenues	$ 316,854,430	$ 343,182,184	$ 534,116,970
Cost of revenues	(23,094,753)	(30,603,426)	(55,800,726)
Selling, general and administrative expenses	(349,560,513)	(418,501,176)	(645,623,660)
Other operating income (loss), net	(2,940,023)	297,663	560,394
Loss from operations	(58,740,859)	(105,624,755)	(166,747,022)
Interest income, net	1,260,896	2,334,540	3,130,211
Other income (loss), net	(74,190)	1,496,392	208,875
Loss before taxes and loss from equity in affiliates	(57,554,153)	(101,793,823)	(163,407,936)
Income tax benefits	1,781,581	12,120,235	13,497,784
Loss before loss from equity in affiliates	(55,772,572)	(89,673,588)	(149,910,152)
Loss from equity in affiliates, net of tax of nil		(17,089)	(13,871)
Net loss	(55,772,572)	(89,690,677)	(149,924,023)
Less: Net income (loss) attributable to non-controlling interests	161,587	(22,483)	1,009,512
Net loss attributable to Leju Holdings Limited shareholders	$ (55,934,159)	$ (89,668,194)	$ (150,933,535)
Loss per ADS1
Basic (in dollars per ADS)	$ (4.07)	$ (6.54)	$ (11.05)
Diluted (in dollars per ADS)	$ (4.07)	$ (6.54)	$ (11.05)
Shares used in computation of loss per ADS
Basic (in ADS)	13,754,135	13,704,238	13,665,216
Diluted (in ADS)	13,754,135	13,704,238	13,665,216
E-commerce
Revenues
Total net revenues	$ 266,134,068	$ 278,463,695	$ 411,097,123
Online advertising
Revenues
Total net revenues	$ 50,720,362	64,707,215	122,522,232
Listing
Revenues
Total net revenues		$ 11,274	$ 497,615